Shareholder Report, Average Annual Return (Details) 207767_Franklin ClearBridge Enhanced Income ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	106 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin ClearBridge Enhanced Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin ClearBridge Enhanced Income ETF (NAV)
Average Annual Return, Percent	11.64%	10.40%	11.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.28%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%	12.06%	13.85%
CBOE S&P 500 BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Average Annual Return, Percent	11.35%	7.92%	6.60%